Organization and Principal Activities (Details)	Oct. 19, 2023	Apr. 17, 2023
Bit Digital Strategies Limited [Member]
Organization and Principal Activities [Line Items]
Entity ownership percentage		100.00%
Bit Digital AI, Inc. [Member]
Organization and Principal Activities [Line Items]
Entity ownership percentage	100.00%
Bit Digital, Inc. [Member]
Organization and Principal Activities [Line Items]
Entity ownership percentage	100.00%